Equity (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation	$ 1,279,295	$ 717,863
Awards under the 2013 EIP [Member]
Share-based Compensation	1,269,150	679,550
Awards outside the equity-based plans [Member]
Share-based Compensation	10,145	38,313
Salaries and wages [Member]
Share-based Compensation	1,154,767	564,737
Consulting expense [Member]
Share-based Compensation	10,145	16,278
General and administrative [Member]
Share-based Compensation	$ 114,383	$ 136,848